Right of use assets and lease liabilities (Details) - DKK (kr) kr in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Right of use assets and lease liabilities
Right-of-use assets	kr 131,966	kr 85,632
Lease liabilities	133,500	kr 85,800
Valeritas Holdings, Inc [Member]
Right of use assets and lease liabilities
Increase (decrease) through other changes, property, plant and equipment	12,300
Office Space | DENMARK
Right of use assets and lease liabilities
Increase in right of use assets	kr 24,200